BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of borrowings

	As of December 31,
	2023	2024

Short-term borrowings	422,407	1,798,531
Current portion of long-term borrowings	2,159,943	2,543,118
Sub-total	2,582,350	4,341,649
Long-term borrowings, excluding current portion	23,088,055	21,905,985
Total borrowings	25,670,405	26,247,634

Schedule of short-term borrowings

	As of December 31,
	2023	2024

Unsecured short-term borrowings	409,407	1,798,531
Secured short-term borrowings	13,000	—
	422,407	1,798,531

Schedule of long-term borrowings

	As of December 31,
	2023	2024

Unsecured long-term borrowings	30,085	30,743
Secured long-term borrowings	25,217,913	24,418,360
	25,247,998	24,449,103

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2023	2024

Accounts receivable	1,694,012	2,383,419
Other current assets	97,307	87,225
Property and equipment, net	9,056,333	8,310,725
Prepaid land use rights, net	17,262	16,791
Operating lease ROU assets	3,681,166	3,639,061
Other non-current assets	24,272	19,052
	14,570,352	14,456,273

Schedule of aggregate maturities of the long-term borrowings

Long-term borrowings
Twelve months ending December 31,
2025	2,543,118
2026	2,856,779
2027	3,167,191
2028	3,205,937
2029	2,525,396
Thereafter	10,150,682
24,449,103